CAPITAL STOCK (Narrative) (Details) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CAD ($) Share Year $ / shares shares	Dec. 31, 2020 CAD ($) Share shares	Dec. 31, 2021 USD ($) Share	Dec. 31, 2019 Share
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares issued for exercise of stock options (shares) | shares	1,055,400	1,967,800
Shares issued for exercise of options	$ 1,407,000	$ 2,156,000
Shares issued for royalty and other property interests (shares) | shares	12,437,833	155,271
Shares issued for royalty and other property interests	$ 42,332,000	$ 535,000
Share-based payments	$ 4,601,000	$ 2,784,000
Number of shares issued under restricted share unit plan | shares	232,750
Value of shares issued under restricted share unit plan	$ 183,000
Employment and consulting agreements (Shares) | shares	4,667
Employment and consulting agreements	$ 13,000
Shares issued pursuant to Sprott Credit Facility (Shares) | shares	450,730
Shares issued pursuant to Sprott Credit Facility	$ 1,557,000
Shares issued pursuant to Sprott Credit Facility, value per share | $ / shares	$ 3.46
Description of stock option plan	The maximum number of shares that may be reserved for issuance under the plan is limited to 10% of the issued common shares of the Company at any time.
Description of option vesting schedule	options granted for investor relations services that vest 25% every 4 months from the date of grant.
Weighted average remaining contractual life of outstanding share options	2 years 8 months 23 days	2 years 9 months 25 days
Share-based Payments	$ 5,216,000	$ 3,121,000
Weighted average fair value of the stock options granted	$ 1.81	$ 1.35
Number of units issued in non-brokered private placement | shares	6,500,000
Gross proceeds of units issued in non-brokered private placement	$ 21,450,000
Equity Issuance, Price per Unit | $ / shares	$ 3.30
Weighted average share price | $ / shares	$ 3.50
Amount of finder fees paid in cash	$ 630,000
Number of finder warrants issued | shares	149,282
Fair value of warrants recorded in share capital and reserves	$ 75,000
Expected term of warrants | Year	1
Legal and regulatory costs	$ 138,000
Weighted average exercise price of warrants issued in share-based payment arrangement | $ / shares	$ 3.98
Number of other equity instruments outstanding in share-based payment arrangement | Share	1,219,500	1,076,000	1,219,500	958,500
December 31, 2021 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments outstanding in share-based payment arrangement | Share	312,500	312,500	312,500
First year [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average share price | $ / shares	$ 4.00
Second year [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average share price | $ / shares	$ 4.50
Risk-free interest rate [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Significant unobservable input, liabilities	0.92		0.92
Dividend Yield [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Significant unobservable input, liabilities	0		0
Volatility [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Significant unobservable input, liabilities	43.95		43.95
Oijarvi Acquisition Agreement [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments or interests issued or issuable	114,785
Equity interests of acquirer	$ 434,000		$ 375
SSR Mining royalty portfolio [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments or interests issued or issuable	12,323,048
Equity interests of acquirer	$ 41,898,000
Kaukua Royalty [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments or interests issued or issuable		52,000
Equity interests of acquirer		$ 136,000
Frontline Royalty And Other Property Interest [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares issued for royalty and other property interests (shares) | shares		103,271
Shares issued for royalty and other property interests		$ 399,000
Restricted Share Unit Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total of RSU's reserved for issuance | Share	3,200,000
Restricted Share Unit Plan [Member] | December 31, 2021 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments outstanding in share-based payment arrangement | Share	234,750	312,500	234,750